RELATED PARTIES - Equity Accounted Investees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Services provided	$ 82	$ 42
Services received	2	0
Interest income	10	6
Advances to related parties	131	135
Trade receivables and other	$ 17	$ 12